Document and Entity Information	12 Months Ended
Jul. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2013
Registrant Name	Russell Exchange Traded Funds Trust
Central Index Key	0001469030
Amendment Flag	false
Document Creation Date	Sep. 13, 2013
Document Effective Date	Sep. 13, 2013
Prospectus Date	Jul. 29, 2013